Debt - Schedule of Long Term Debt (Details) (10K) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Total Debt, Net of Debt Discount, current portion	$ 4,445	$ 4,408
Total Debt, Net of Debt Discount, Long term debt, non-current	$ 16,790	19,013
Successor [Member]
Gross Principal Amount, Total long-term debt		23,463
Debt Discount, Total long-term debt		(42)
Total Debt, Net of Debt Discount, Total long-term debt		23,421
Gross Principal Amount, current portion		4,408
Debt Discount, current portion
Total Debt, Net of Debt Discount, current portion		4,408
Gross Principal Amount, Long term debt, non-current		19,055
Debt Discount, Long term debt, non-current		(42)
Total Debt, Net of Debt Discount, Long term debt, non-current		19,013
Predecessor [Member]
Gross Principal Amount, Total long-term debt			$ 9,065
Debt Discount, Total long-term debt			12
Total Debt, Net of Debt Discount, Total long-term debt			9,077
Gross Principal Amount, current portion			1,870
Debt Discount, current portion
Total Debt, Net of Debt Discount, current portion			1,870
Gross Principal Amount, Long term debt, non-current			7,272
Debt Discount, Long term debt, non-current			(65)
Total Debt, Net of Debt Discount, Long term debt, non-current			7,207
Term Loan [Member] | Successor [Member]
Gross Principal Amount, Total long-term debt		17,825
Debt Discount, Total long-term debt		(42)
Total Debt, Net of Debt Discount, Total long-term debt		17,783
Term Loan [Member] | Predecessor [Member]
Gross Principal Amount, Total long-term debt			9,130
Debt Discount, Total long-term debt			12
Total Debt, Net of Debt Discount, Total long-term debt			9,142
Acquisition Note Payable [Member] | Successor [Member]
Gross Principal Amount, Total long-term debt		5,638
Debt Discount, Total long-term debt
Total Debt, Net of Debt Discount, Total long-term debt		$ 5,638
Capital Lease Obligation [Member] | Predecessor [Member]
Gross Principal Amount, Total long-term debt			(65)
Debt Discount, Total long-term debt
Total Debt, Net of Debt Discount, Total long-term debt			$ (65)